Condensed Consolidated Balance Sheets (Unaudited) - USD ($)		Mar. 31, 2025	Jun. 30, 2024
CURRENT ASSETS:
Cash and cash equivalents		$ 15,703,740	$ 18,816,535
Restricted cash		4,815	3,605
Accounts receivable		11,346,858	11,024,450
Advanced to suppliers		12,136,967	9,708,899
Prepaid expenses and other current assets		2,703,660	2,041,112
TOTAL CURRENT ASSETS		41,896,040	41,594,601
NON-CURRENT ASSETS:
Plant and equipment, net		109,955	133,558
Intangible assets, net		4,808,447	5,293,126
Operating lease right-of-use assets, net		433,281	695,571
Deferred offering costs			1,571,328
Equity investments		1,987,358	1,992,206
TOTAL NON-CURRENT ASSETS		7,339,041	9,685,789
TOTAL ASSETS		49,235,081	51,280,390
CURRENT LIABILITIES:
Accounts payable		13,672,062	13,034,836
Contract liabilities		3,342,088	2,830,068
Accrued expenses and other current liabilities		620,649	555,714
Operating lease liabilities		345,932	336,046
Due to related party			107,361
Taxes payable		50,089	19,466
TOTAL CURRENT LIABILITIES		18,030,820	16,883,491
NON-CURRENT LIABILITY:
Operating lease liabilities		9,189	351,856
TOTAL NON-CURRENT LIABILITY		9,189	351,856
TOTAL LIABILITIES		18,040,009	17,235,347
SHAREHOLDERS’ EQUITY:
Additional paid-in capital		10,856,609	16,203,206
Retained earnings		21,958,617	19,581,470
Accumulated other comprehensive loss		(1,591,078)	(1,772,669)
TOTAL GAMEHAUS HOLDINGS INC’S SHAREHOLDERS’ EQUITY		31,229,505	34,017,007
Non-controlling interests		(34,433)	28,036
TOTAL SHAREHOLDERS’ EQUITY		31,195,072	34,045,043
TOTAL LIABILITIES AND SHAREHOLDERS’ EQUITY		49,235,081	51,280,390
Common Class A [Member]
SHAREHOLDERS’ EQUITY:
Ordinary shares	[1]	3,797	3,440
Common Class B [Member]
SHAREHOLDERS’ EQUITY:
Ordinary shares		$ 1,560	$ 1,560

[1]	Presented on a retroactive basis to reflect the reverse recapitalization that is discussed in Note 1.